Capital Stock and Warrants	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Capital Stock and Warrants:
Capital Stock and Warrants

Note 4 - Capital Stock and Warrants

Authorized

The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.

Issued and outstanding

On September 28, 2012, the Company issued 100,000 common shares upon the exercise of 100,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $75,000.  The warrants were originally issued pursuant to a private placement offering of 200,000 Units on July 27, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

Note 5 - Capital Stock and Warrants

Authorized

The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.

Issued and outstanding

In April 2007 the Company issued 4,000,000 and 1,000,000 shares of our common stock for cash at $0.001 and $0.01 per share, respectively.

In May 2007 the Company issued 420,000 shares of our common stock for cash at $0.05 per share.

In February 2010, the board of directors authorized a 20-for-1 forward stock split of the Company’s currently issued and outstanding common stock. Prior to approval of the forward split the Company had a total of 5,420,000 issued and outstanding shares of $0.001 par value common stock. On the effective date of the forward split, the Company has a total of 108,400,000 issued and outstanding shares of $0.001 par value common stock. The stock split has been retroactively applied to all prior equity transactions.

In May 2010, the Company issued 1,333,334 units (“Units”) for cash at US $0.75 per Unit.   Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.

In May 2010, a director of the Company surrendered 40,000,000 of his common stock to the company.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the investor for resale.  If the registration statement did not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, the investor would receive an additional common share for each ten (10) common shares.   On May 31, 2012, the Company issued 650,000 common shares in satisfaction of this contractual obligation, the value for which of $416,000 was determined by the closing market price of $0.64 per share on the date of issuance.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the sale of 2,627,500 units (“Units”) at a purchase price of US $0.50 per Unit; there were no underwriting discounts or commissions paid.  per Unit; there were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

As of June 30, 2012, the Company had 80,710,834 shares of the common stock issued and outstanding.

Stock warrants

In May 2010, the Company commenced a private stock offering, whereby it authorized the issuance of 1,333,334 units consisting of one share of its common stock and one common stock purchase warrant for a total raise of $1,000,000. The common stock purchase warrants are exercisable at $1.25 per share and carrying a two-year exercise period. The offering was closed as of May 26, 2010. All 1,333,334 units were issued and $1,000,000 in cash was received.

The amount of warrant expense related to this offering for the year ending June 30, 2010 was $522,191. The expense was calculated using the Black-Scholes pricing model.

In April 2011, the Company borrowed $150,000 from related parties. In conjunction with each $25,000 note, the Company issued a warrant to purchase 50,000 share of the Company’s common stock at $0.55 per share for a three-year term, commencement on the date of the note. The total number of warrants for purchase is 300,000 shares.

The amount of warrant expense related to this related party payable for the year ending June 30, 2012 was $370,075 and was $40,000 for the year ending June 30, 2011. The expense was calculated using the Black-Scholes pricing model.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company has agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the Investor for resale.  If the registration statement does not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, Investor shall receive an additional common share and Warrant for, respectively, each ten (10) common shares.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the sale of 2,627,500 units (“Units”) at a purchase price of US $0.50 per Unit; there were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

The amount of warrant expense related to these investments for the year ending June 30, 2012 was$1,826,160. The expense was calculated using the Black-Scholes pricing model.

The fair value of warrants was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75

The following table summarizes information about warrants as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65

(1)     Figure expressed in $CDN

As of June 30, 2012, the aggregate weighted-average intrinsic value of the warrants outstanding and exercisable was $1,604,400.  The weighted-average grant-date fair value of warrants granted for the year ended June 30, 2012 was $0.65.

Stock options

In October 2010, the Company granted to Geoff Browne, Chief Executive Officer, 3,000,000 stock options of the Company’s common stock to be purchased at $0.75 per share for a 5 year term, all of which are vested. In addition, the Company granted the directors, Paul Haggis, Timothy Unwin, John Barrington, and George Kent, each 300,000 stock options, for a total of 1,200,000, to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In December 2010, the Company granted director W. Thomas Hodgson 300,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted consultant Kevin O’Connor 100,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted director and employee John Barrington 500,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which have vested.

In April 2011, the Company granted director and officer Bill Tafuri 800,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Tafuri and the Company, a total of 266,664 options vested immediately upon the grant of the options; the remaining 533,336 options vest over a two year period.  The vesting of the remaining 533,336 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In April 2011, the Company granted employee Dick Klatt 600,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Klatt and the Company, a total of 200,000 options vested immediately upon the grant of the options; the remaining 400,000 options vest over a two year period.  The vesting of the remaining 400,000 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In January 2012, the Company granted non-qualified stock options of 450,000 shares at an exercise price of $1.00 per share for a 5 year term to Manish Z. Kshatriya, Chief Financial Officer and Executive Vice President. Pursuant to the terms of the option agreement, entered into between Mr. Kshatriya and the Company, a total of 150,000 options vest six months from the grant date, 150,000 options will vest 18 months following the grant date, and the remaining 150,000 options vest 30 months following the grant date of the options.

The amount of stock option compensation expense for the year ending June 30, 2011 was $639,731. The expense was calculated using the Black-Scholes pricing model.

The fair value of stock options was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years

The following table summarizes information about options as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00

As of June 30, 2012, the aggregate intrinsic value of the stock options outstanding and exercisable was $0. The weighted-average grant-date fair value of stock options granted for the year ended June 30, 2012 was $0.88.